Investment Portfolio	as of February 28, 2021 (Unaudited)
DWS Managed Municipal Bond Fund
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 98.2%
Alaska 0.3%
Alaska, State Industrial Development & Export Authority Revenue, Providence Health Services, Series A, 5.5%, 10/1/2041	11,000,000	11,212,520
Arizona 1.1%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032, GTY: Citigroup Global Markets	1,600,000	2,099,264
5.0%, 12/1/2037, GTY: Citigroup Global Markets	8,405,000	11,610,835
Arizona, State Industrial Development Authority, 2nd Tier Great Lakes Senior Living Revenue Communities Project, Series B, 5.0%, 1/1/2049	1,400,000	1,056,062
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	5,490,000	5,947,262
Arizona, State Industrial Development Authority, Senior Living Revenue, Great Lakes Senior Living Communities, Series A, 4.5%, 1/1/2049	3,750,000	3,166,875
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	4,560,000	5,120,424
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Revenue, Series A, 4.0%, 7/1/2045	7,000,000	7,473,760
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
144A, 5.0%, 6/15/2049	1,445,000	1,516,109
144A, 5.0%, 6/15/2052	2,995,000	3,088,360
		41,078,951
California 8.8%
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	9,500,000	10,759,795
California, Educational Facilities Authority Revenue, Stanford University, Series V-1, 5.0%, 5/1/2049	6,500,000	9,753,055
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A, 5.0%, 6/1/2040	11,765,000	13,462,337
Series A-1, 5.0%, 6/1/2047	1,725,000	1,784,478
Series A-2, 5.0%, 6/1/2047	7,875,000	8,146,530
California, Infrastructure & Economic Development Bank, Industrial Development Revenue, Pleasant Mattress, Inc., Series A, AMT, 0.08% (a), 3/5/2021, LOC: Wells Fargo Bank NA	100,000	100,000
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	2,395,000	2,733,270
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	15,315,000	23,571,623
California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group, Series B, 0.01% (a), 3/1/2021, LOC: Barclays Bank PLC	100,000	100,000
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	1,560,000	1,595,131
4.0%, 9/1/2046	2,905,000	3,034,563

California, State General Obligation:
Series A-6, 0.01% (a), 3/5/2021, LOC: Citibank NA	400,000	400,000
5.0%, 2/1/2032	25,000,000	26,069,000
5.0%, 2/1/2033	8,000,000	8,337,600
5.25%, 4/1/2035	15,340,000	16,143,509
California, State General Obligation, Various Purposes:
5.25%, 9/1/2026	18,765,000	19,241,443
5.25%, 9/1/2030	5,000,000	5,126,450
5.25%, 10/1/2032	25,000,000	25,736,500
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group, Series A, Prerefunded, 5.0%, 8/15/2043	10,000,000	11,959,600
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project, Series A, AMT, 5.0%, 12/31/2047	3,200,000	3,757,536
California, State University Revenue, Series A, 5.0%, 11/1/2038	7,410,000	8,730,684
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Kaiser Foundation, Series A, 5.0%, 4/1/2042	5,295,000	5,547,466
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 144A, 5.0%, 12/1/2046	3,500,000	3,895,640
Series A, 5.25%, 12/1/2044	7,765,000	8,527,834
Series A, 144A, 5.5%, 12/1/2058	2,705,000	3,173,695
Los Angeles, CA, Department of Airports Revenue:
Series B, AMT, 5.0%, 5/15/2029	8,625,000	10,866,465
Series B, AMT, 5.0%, 5/15/2030	5,715,000	7,139,692
Series C, AMT, 5.0%, 5/15/2030	3,910,000	4,811,607
Series C, AMT, 5.0%, 5/15/2031	3,910,000	4,792,487
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series D, AMT, 5.0%, 5/15/2048	15,000,000	18,002,850
Sacramento County, CA, Airport Systems Revenue:
Series C, AMT, 5.0%, 7/1/2029	9,455,000	11,724,484
Series C, AMT, 5.0%, 7/1/2030	13,690,000	16,839,932
Series C, AMT, 5.0%, 7/1/2031	3,500,000	4,284,035
Series C, AMT, 5.0%, 7/1/2032	3,000,000	3,654,180
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2043	12,500,000	13,530,750
San Francisco, CA, City & County Airport Commission International Airport Revenue, Series B, 0.01% (a), 3/5/2021, LOC: Barclays Bank PLC	900,000	900,000
University of California, State Revenues:
Series O, 4.0%, 5/15/2029	4,165,000	5,024,823
Series O, 4.0%, 5/15/2030	5,000,000	5,987,850
Series O, 4.0%, 5/15/2031	3,335,000	3,963,914
		333,210,808
Colorado 6.1%
Colorado, Certificates of Participation, Series A, 4.0%, 12/15/2035	5,000,000	5,802,900
Colorado, North Range Metropolitan District No. 3, 5.25%, 12/1/2050	3,333,000	3,598,507
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co.	30,000,000	44,970,600
Colorado, State Health Facilities Authority Revenue, CommonSpirit Health, Series A-2, 5.0%, 8/1/2044	24,700,000	29,916,887
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	16,250,000	18,151,738
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-2, 4.0%, 8/1/2049	6,050,000	6,684,222
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group, Series A, 5.0%, 12/1/2043	4,890,000	5,597,974
Colorado, State Health Facilities Authority, Hospital Revenue, SCL Health System, Series A, 4.0%, 1/1/2037	2,615,000	3,065,381
Colorado, Trails At Crowfoot Metropolitan District No. 3, Series A, 5.0%, 12/1/2049	1,000,000	1,059,070

Denver City & County, CO, Airport Revenue:
Series A, AMT, 5.0%, 12/1/2032	14,335,000	17,573,993
Series A, AMT, 5.5%, 11/15/2028	15,000,000	16,901,550
Series A, AMT, 5.5%, 11/15/2029	14,705,000	16,539,596
Series A, AMT, 5.5%, 11/15/2030	15,080,000	16,939,816
Series A, AMT, 5.5%, 11/15/2031	5,000,000	5,612,350
Denver, CO, Convention Center Hotel Authority Revenue, 5.0%, 12/1/2040	2,770,000	3,125,557
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	6,635,000	7,104,308
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	26,010,000	27,456,156
		230,100,605
Connecticut 1.6%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, 144A, 5.0%, 4/1/2039	12,000,000	13,388,160
Connecticut, State General Obligation, Series C, 5.0%, 6/15/2029	14,690,000	18,560,374
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	2,610,000	3,011,340
Connecticut, State Health & Educational Facilities Authority Revenue, Sacred Heart University, Series K, 4.0%, 7/1/2045	5,595,000	6,238,873
Connecticut, State Health & Educational Facilities Authority Revenue, Stamford Hospital, Series J, 5.125%, 7/1/2035	18,000,000	18,853,740
		60,052,487
Delaware 0.2%
Delaware, State Health Facilities Authority Revenue, BEEBE Medical Center, Inc., 5.0%, 6/1/2050	5,250,000	6,091,207
District of Columbia 1.5%
District of Columbia, General Obligation, Series A, 5.0%, 6/1/2033	10,300,000	12,255,798
District of Columbia, International School Revenue:
5.0%, 7/1/2039	300,000	348,912
5.0%, 7/1/2054	2,425,000	2,753,127
District of Columbia, Latin American Montessori Bilingual Public Charter School, 5.0%, 6/1/2050	4,810,000	5,481,572
District of Columbia, Two Rivers Public Charter School, Inc.:
5.0%, 6/1/2050	3,175,000	3,636,327
5.0%, 6/1/2055	2,665,000	3,030,238
Metropolitan Washington, DC, Airports Authority System Revenue:
Series A, AMT, 5.0%, 10/1/2031	5,355,000	6,335,768
Series A, AMT, 5.0%, 10/1/2032	5,000,000	5,896,750
AMT, 5.0%, 10/1/2042	10,805,000	12,772,807
Washington, DC, Convention & Sports Authority, Dedicated Tax Revenue:
Series A, 5.0%, 10/1/2029	1,455,000	1,687,975
Series A, 5.0%, 10/1/2030	1,455,000	1,679,128
		55,878,402
Florida 8.6%
Broward County, FL, Airport Systems Revenue:
Series A, AMT, 4.0%, 10/1/2044	2,140,000	2,374,330
Series A, AMT, 4.0%, 10/1/2049	3,425,000	3,778,631
Series Q-1, Prerefunded, 5.0%, 10/1/2037	29,000,000	31,224,300
AMT, 5.0%, 10/1/2042	10,000,000	11,747,200
AMT, 5.0%, 10/1/2047	8,950,000	10,440,265
Davie, FL, Educational Facilities Revenue, Nova Southeastern University Project, 5.0%, 4/1/2048	7,345,000	8,434,557

Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	540,000	644,220
Series A-1, 5.0%, 10/1/2033	540,000	641,709
Series A-1, 5.0%, 10/1/2034	545,000	645,634
Series A-1, 5.0%, 10/1/2035	270,000	318,859
Florida, Capital Trust Agency, Senior Living Revenue, American Eagle Portfolio Project, Series A-1, 5.875%, 7/1/2054* (b)	7,275,000	6,047,344
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 5.0%, 6/15/2050	2,755,000	3,092,873
Series A, 5.0%, 6/15/2055	2,415,000	2,695,526
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Brightline Passenger Rail Project, Series B, 144A, AMT, 7.375%, 1/1/2049	3,000,000	2,912,100
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375% (c), 1/1/2049	3,105,000	3,019,395
Series A, 144A, AMT, 6.5% (c), 1/1/2049	3,400,000	3,262,300
Florida, Higher Educational Facilities Financing Authority Revenue, Ringling College Project:
5.0%, 3/1/2029	985,000	1,137,774
5.0%, 3/1/2032	1,105,000	1,259,313
5.0%, 3/1/2034	1,200,000	1,359,888
Florida, Higher Educational Facilities Financing Authority Revenue, Rollins College Project, Series A, 4.0%, 12/1/2050	15,000,000	17,009,850
Florida, Jacksonville Electric Authority, Electric System Revenue:
Series B, 4.0%, 10/1/2035	2,345,000	2,683,899
Series B, 4.0%, 10/1/2037	1,500,000	1,707,285
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, Series A, 4.0%, 10/1/2044	1,000,000	1,069,670
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	2,150,000	2,439,025
Florida, State Housing Finance Corp., Revenue, Series 1, 3.5%, 7/1/2051	2,750,000	3,039,190
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	8,815,000	9,681,250
144A, 4.375%, 5/1/2050	7,365,000	8,087,948
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	3,661,385
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,782,235
Manatee County, FL, Transportation Project, 4.0%, 10/1/2044	7,970,000	9,200,887
Miami-Dade County, FL, Aviation Revenue, Series A, AMT, Prerefunded, 5.0%, 10/1/2031	3,000,000	3,225,150
Miami-Dade County, FL, Educational Facilities Authority Revenue, Series A, 5.0%, 4/1/2048	8,440,000	9,851,928
Miami-Dade County, FL, Transit Sales Surtax Revenue:
Series A, 4.0%, 7/1/2049	30,000,000	34,387,500
Prerefunded, 5.0%, 7/1/2037	16,500,000	17,567,880
Miami-Dade County, FL, Water & Sewer System Revenue:
Series A, 4.0%, 10/1/2044	6,000,000	6,783,960
Series B, 4.0%, 10/1/2049	32,500,000	37,527,100
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, Series C, ETM, 6.25%, 10/1/2021, INS: NATL	1,355,000	1,402,615
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2033	16,610,000	19,999,769
Pinellas County, FL, Industrial Development Authority Revenue, 2017 Foundation For Global Understanding, Inc. Project, 5.0%, 7/1/2039	1,565,000	1,856,247

Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	22,170,000	24,135,370
Tampa-Hillsborough County, FL, Expressway Authority, Series A, Prerefunded, 5.0%, 7/1/2037	10,000,000	10,640,200
		322,776,561
Georgia 2.6%
Atlanta, GA, Airport Revenue, Series B, 5.0%, 1/1/2037	720,000	746,446
Atlanta, GA, Water & Wastewater Revenue, Series B, Prerefunded, 5.25%, 11/1/2028	5,000,000	5,664,750
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	18,135,000	21,189,478
DeKalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2033	3,635,000	3,738,416
Series A, 5.25%, 10/1/2036	11,115,000	11,427,887
Series A, 5.25%, 10/1/2041	5,000,000	5,140,750
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	3,155,000	3,717,284
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Project, 5.0%, 8/1/2047	2,035,000	2,333,229
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2022, GTY: JPMorgan Chase & Co.	17,340,000	18,085,447
Series A, 5.5%, 9/15/2023, GTY: Merrill Lynch & Co.	5,000,000	5,627,350
Series A, 5.5%, 9/15/2027, GTY: Merrill Lynch & Co.	5,000,000	6,321,850
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	5,000,000	6,424,650
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	2,995,000	3,393,754
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2039	5,695,000	6,046,438
		99,857,729
Illinois 5.6%
Chicago, IL, Board of Education:
Series A, 5.0%, 12/1/2034	810,000	960,061
Series H, 5.0%, 12/1/2046	5,580,000	6,355,564
Series E, 6.038%, 12/1/2029	1,500,000	1,762,395
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2044	4,500,000	5,108,130
Series A, 5.5%, 1/1/2049	2,535,000	2,946,507
Series A, 6.0%, 1/1/2038	2,290,000	2,714,955
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	2,630,000	3,048,985
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Series A, 4.0%, 12/1/2050	3,730,000	4,118,815
Series A, 4.0%, 12/1/2055	3,705,000	4,085,504
Series A, 5.0%, 12/1/2045	3,700,000	4,497,535
Chicago, IL, Waterworks Revenue, 5.0%, 11/1/2023, INS: AGMC	2,990,000	3,000,495
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	3,155,000	3,331,617
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project:
Series B, 5.0%, 6/15/2052	11,700,000	12,120,381
Series A, 5.0%, 6/15/2057	6,000,000	7,008,180
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	17,305,000	10,246,810
Illinois, Regional Transportation Authority:
Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	9,189,110
Series A, 6.7%, 11/1/2021, INS: NATL	3,395,000	3,541,325
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, Prerefunded, 5.0%, 11/15/2032	2,435,000	2,518,447

Illinois, State Finance Authority Revenue, Edward Elmhurst Obligated Group:
Series A, 5.0%, 1/1/2036	2,970,000	3,487,641
Series A, 5.0%, 1/1/2037	3,965,000	4,643,967
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045	9,825,000	6,877,500
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, Prerefunded, 5.0%, 5/15/2041	13,155,000	13,916,411
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	12,000,000	13,527,480
Illinois, State General Obligation:
5.0%, 11/1/2034	3,500,000	3,920,945
5.0%, 1/1/2035	7,575,000	8,354,922
Series A, 5.0%, 5/1/2036	7,480,000	8,556,297
5.0%, 5/1/2039	4,285,000	4,585,721
Series A, 5.0%, 5/1/2040	3,000,000	3,400,620
Series A, 5.0%, 12/1/2042	5,955,000	6,668,766
Series A, 5.0%, 5/1/2043	7,000,000	7,879,410
Series A, 5.25%, 12/1/2030	6,500,000	7,633,405
5.75%, 5/1/2045	4,205,000	5,141,916
Illinois, State Toll Highway Authority, Series A, 5.0%, 1/1/2044	17,075,000	20,682,948
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	5,805,000	6,654,910
		212,487,675
Indiana 1.5%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2053	20,635,000	22,969,850
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, Prerefunded, 5.0%, 3/1/2041	17,395,000	18,239,005
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2031	2,595,000	3,062,256
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	5,000,000	5,830,650
Indiana, State Finance Authority, Wastewater Utility Revenue, First Lien, Series A, 5.25%, 10/1/2038	8,000,000	8,227,120
		58,328,881
Iowa 0.4%
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Des Moines University Project:
4.0%, 10/1/2045	7,135,000	7,846,003
4.0%, 10/1/2050	5,770,000	6,294,724
		14,140,727
Kentucky 0.1%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	1,275,000	1,367,272
Series A, 5.25%, 6/1/2041	1,915,000	2,122,547
		3,489,819
Louisiana 0.4%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	2,830,000	3,232,483
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	9,265,000	10,194,650
		13,427,133

Maryland 1.3%
Maryland, State Community Development Administration, Department of Housing & Community Development, Series C, 3.5%, 3/1/2050	3,255,000	3,564,453
Maryland, State Economic Development Corp., Port Covington Project, 4.0%, 9/1/2050	1,900,000	2,031,670
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2050	625,000	735,512
5.0%, 7/1/2056	1,080,000	1,265,166
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	20,000,000	23,413,200
Maryland, State Health & Higher Educational Facilities Authority Revenue, Medstar Health Obligated Group:
Series A, 5.0%, 5/15/2042	9,735,000	11,638,874
Series A, 5.0%, 5/15/2045	5,000,000	5,947,700
		48,596,575
Massachusetts 0.3%
Massachusetts, Department of Transportation Metropolitan Highway System Revenue, Series A-2, 0.02% (a), 3/5/2021, LOC: TD Bank NA	500,000	500,000
Massachusetts, State Development Finance Agency Revenue, Lesley University, Series A, 5.0%, 7/1/2049	2,750,000	3,240,710
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series S-1, 5.0%, 7/1/2028	2,700,000	3,398,247
Series S-1, 5.0%, 7/1/2033	4,000,000	4,961,560
Series L, Prerefunded, 5.0%, 7/1/2036	70,000	71,116
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, Series I, 5.0%, 7/1/2036	1,000,000	1,153,180
		13,324,813
Michigan 0.6%
Michigan, State Finance Authority Revenue, Series A, 4.0%, 2/15/2050	15,000,000	16,617,450
Michigan, State Strategic Fund Ltd., Obligation Revenue Improvement Project, Series I, AMT, 5.0%, 12/31/2043	4,800,000	5,727,984
		22,345,434
Minnesota 1.0%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	5,000,000	5,865,000
Series A, 5.0%, 2/15/2053	14,060,000	16,400,568
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	4,075,000	4,825,819
Minnesota, State Housing Finance Agency, Series E, 3.5%, 7/1/2050	3,095,000	3,417,654
Minnesota, State Trunk Highway, Series B, 4.0%, 8/1/2032	5,000,000	5,964,850
		36,473,891
Missouri 0.3%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	2,460,000	2,719,874
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	3,285,000	3,632,028
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, First Homeownership loan Program, Series B, 4.0%, 5/1/2050	3,945,000	4,379,818
		10,731,720

Nebraska 0.2%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	5,205,000	6,110,618
Nevada 0.0%
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	8,500,000	1,316,565
New Jersey 3.1%
Hudson County, NJ, Improvement Authority Revenue, Hudson County Courthouse Project, 4.0%, 10/1/2051	11,500,000	13,147,490
New Jersey, Economic Development Authority, Self Designated Social Bonds:
Series QQQ, 4.0%, 6/15/2046	655,000	712,640
Series QQQ, 4.0%, 6/15/2050	655,000	709,948
New Jersey, State Covid-19 General Obligation Emergency Bonds:
Series A, 4.0%, 6/1/2030	2,590,000	3,083,473
Series A, 4.0%, 6/1/2031	2,590,000	3,108,492
Series A, 4.0%, 6/1/2032	1,245,000	1,507,944
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2028	1,050,000	1,092,777
Series BBB, 5.5%, 6/15/2030	22,440,000	26,906,233
New Jersey, State Economic Development Authority Revenue, Private Activity, The Goethals Bridge Replacement Project, AMT, 5.0%, 1/1/2031, INS: AGMC	4,000,000	4,482,400
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	1,460,000	1,694,169
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	2,885,000	3,339,186
Series A, 5.0%, 6/15/2047	3,205,000	3,682,096
New Jersey, State Transportation Trust Fund Authority:
Series AA, 4.0%, 6/15/2045	3,025,000	3,295,556
Series AA, 4.0%, 6/15/2050	3,370,000	3,652,709
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 5.0%, 12/15/2034	9,280,000	11,122,173
Series A, 5.0%, 12/15/2036	2,385,000	2,836,528
New Jersey, State Turnpike Authority Revenue, Series A, 4.0%, 1/1/2051	15,000,000	17,193,900
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	5,270,000	6,145,769
Series A, 5.25%, 6/1/2046	2,630,000	3,129,621
South Jersey, NJ, Transportation Authority System Revenue:
Series A, 4.0%, 11/1/2050	2,000,000	2,256,840
Series A, 5.0%, 11/1/2045	3,000,000	3,707,700
		116,807,644
New Mexico 0.6%
New Mexico, State Finance Authority Revenue, Public Project Revolving Fund:
Series A, 4.0%, 6/1/2029	5,765,000	6,923,996
Series A, 4.0%, 6/1/2030	5,795,000	6,909,842
New Mexico, State Mortgage Finance Authority, Series A, 3.5%, 1/1/2051	4,105,000	4,516,403
New Mexico, State Mortgage Finance Authority, Single Family Mortgage Revenue, “I”, Series D, 3.75%, 1/1/2050	4,070,000	4,487,419
		22,837,660
New York 17.6%
Dutchess County, NY, Local Development Corp., Bard College Project, Series A, 144A, 5.0%, 7/1/2051	820,000	952,578

New York, Metropolitan Transportation Authority Revenue:
Series A-1, 4.0%, 11/15/2041, INS: AGMC	12,000,000	13,715,400
Series D, 5.0%, 11/15/2027, INS: AGMC	16,500,000	17,600,880
Series D, 5.0%, 11/15/2028	9,715,000	10,319,953
Series D, 5.0%, 11/15/2038	13,635,000	14,731,390
Series A-1, 5.0%, 11/15/2047	5,000,000	5,906,850
Series C-1, 5.0%, 11/15/2050	3,470,000	4,085,613
Series B, 5.25%, 11/15/2044	25,000,000	27,475,000
Series C-1, 5.25%, 11/15/2055	10,415,000	12,509,456
New York, Metropolitan Transportation Authority Revenue, Green Bond:
Series D-2, 4.0%, 11/15/2048	3,500,000	3,828,195
Series D-3, 4.0%, 11/15/2049	1,500,000	1,639,950
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.03% (a), 3/1/2021, LOC: TD Bank NA	16,000,000	16,000,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Climate Board Certified Green Bond, Series B-2, 5.0%, 11/15/2034	10,940,000	13,304,900
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	1,025,000	1,035,609
New York, State Dormitory Authority Revenue, Non-Supported Debt, Columbia University, Series A, 5.0%, 10/1/2047	7,300,000	10,787,794
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 4.0%, 3/15/2048	20,305,000	22,921,705
Series A, Prerefunded, 5.0%, 2/15/2035	9,305,000	10,176,971
Series B, 5.0%, 2/15/2035	29,990,000	34,944,948
Series B, Prerefunded, 5.0%, 2/15/2035	10,000	11,746
Series A, 5.0%, 2/15/2039	3,950,000	4,726,728
Series C, 5.0%, 3/15/2041	10,000,000	10,032,800
Series C, 5.0%, 3/15/2042	14,750,000	16,590,062
New York, State Dormitory Authority, Sales Tax Revenue, Series B, 5.0%, 3/15/2036	5,000,000	6,114,200
New York, State Liberty Development Corp., Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	45,000,000	46,554,750
New York, State Power Authority Revenue, Series A, 4.0%, 11/15/2050	20,000,000	23,027,000
New York, State Thruway Authority, Series N, 4.0%, 1/1/2044	16,465,000	18,918,614
New York, State Thruway Authority General Revenue, Junior Indebtedness Obligation, Series B, 4.0%, 1/1/2040, INS: AGMC	40,000,000	46,245,600
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
AMT, 5.0%, 1/1/2033	2,045,000	2,422,405
AMT, 5.0%, 10/1/2040	4,000,000	4,862,360
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project:
Series A, AMT, 5.0%, 7/1/2041	6,660,000	7,458,601
Series A, AMT, 5.0%, 7/1/2046	14,190,000	15,798,011
New York, State Urban Development Corp. Revenue, Series A, 4.0%, 3/15/2049	8,000,000	9,057,040
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series A, 5.0%, 3/15/2031	4,600,000	5,620,372
New York, State Urban Development Corp., Sales Tax Revenue, Series A, 4.0%, 3/15/2045	2,200,000	2,479,620
New York, Triborough Bridge & Tunnel Authority Revenue:
Series F, 0.02% (a), 3/1/2021, LOC: Citibank NA	1,100,000	1,100,000
Series A, 4.0%, 11/15/2054	5,000,000	5,637,900
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges And Tunnels:
Series A, 5.0%, 11/15/2049	4,685,000	5,877,239
Series A, 5.0%, 11/15/2054	5,155,000	6,427,873
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	1,195,000	1,379,460
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	3,200,000	3,598,688
Series TE, 5.0%, 12/15/2035	4,000,000	4,494,800

New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second Generation Resolution, Series GG-1, 4.0%, 6/15/2050	19,255,000	22,074,317
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series DD, 5.0%, 6/15/2036	6,000,000	6,840,180
Series BB-1, 5.0%, 6/15/2049	10,000,000	12,295,200
New York City, NY, Transitional Finance Authority Revenue:
Series A-3, 4.0%, 5/1/2043	10,000,000	11,252,600
Series A-3, 4.0%, 5/1/2044	5,000,000	5,624,700
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-1, 4.0%, 5/1/2031	5,430,000	6,174,236
Series C-1, 4.0%, 5/1/2045	9,340,000	10,553,079
Series A, 5.0%, 2/1/2031	5,000,000	6,099,700
Series F-1, 5.0%, 5/1/2031	4,900,000	6,019,160
Series D-1, 5.0%, 2/1/2038	17,655,000	19,766,891
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Series S-3, 5.0%, 7/15/2031	4,000,000	5,006,400
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S-1, 5.0%, 7/15/2035	2,800,000	3,411,940
New York, NY, General Obligation:
Series D-4, 0.03% (a), 3/1/2021, LOC: TD Bank NA	1,300,000	1,300,000
Series A-1, 4.0%, 8/1/2034	5,750,000	6,828,930
Series B-1, 5.0%, 12/1/2031	2,000,000	2,426,220
Series D-1, 5.0%, 10/1/2033	16,585,000	17,017,039
Series D-1, Prerefunded, 5.0%, 10/1/2033	180,000	185,053
Port Authority of New York & New Jersey, Series 207, AMT, 5.0%, 9/15/2032	10,000,000	12,155,700
Port Authority of New York & New Jersey, One Hundred Ninety-Third, AMT, 5.0%, 10/15/2035	2,865,000	3,343,312
Port Authority of New York & New Jersey, Two Hundred Seven:
Series 207, AMT, 5.0%, 9/15/2029	8,000,000	9,921,440
Series 207, AMT, 5.0%, 9/15/2030	20,000,000	24,600,800
		663,269,958
North Carolina 0.5%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,500,000	1,505,460
Charlotte-Mecklenberg, NC, Hospital Authority, Health Care System Revenue, Series A, 5.0%, 1/15/2039	9,540,000	10,166,301
North Carolina, State Housing Finance Agency, Series 42, 4.0%, 1/1/2050	6,095,000	6,770,875
		18,442,636
Ohio 3.3%
Buckeye, OH, Tobacco Settlement Financing Authority, “2”, Series B-2, 5.0%, 6/1/2055	17,425,000	19,620,376
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	6,035,000	7,104,402
Cleveland, OH, Airport Systems Revenue, Series A, Prerefunded, 5.0%, 1/1/2030	1,000,000	1,040,070
Columbus, OH, Regional Airport Authority, Capital Funding Revenue, Oasbo Expanded Asset, 0.03% (a), 3/5/2021, LOC: U.S. Bank NA	440,000	440,000
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	975,000	1,065,714
5.0%, 1/1/2046	2,790,000	3,006,532
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	11,610,000	13,413,497
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Children's Hospital Medical Center of Akron, 5.0%, 11/15/2038	15,645,000	16,654,102
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	13,090,000	13,606,793

Ohio, State Hospital Revenue, Aultman Health Foundation:
144A, 5.0%, 12/1/2038	7,750,000	8,212,288
144A, 5.0%, 12/1/2048	7,500,000	7,815,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Series B, 4.5%, 3/1/2050	5,130,000	5,785,409
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, First Time Homebuyer Program, Series A, 3.75%, 9/1/2050	3,900,000	4,367,454
Ohio, State Turnpike Commission, Infrastructure Projects:
Series A-1, 5.25%, 2/15/2030	4,620,000	5,036,354
Series A-1, 5.25%, 2/15/2031	9,375,000	10,206,469
Series A-1, 5.25%, 2/15/2032	7,500,000	8,165,175
		125,539,635
Oklahoma 0.8%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.5%, 8/15/2052	2,185,000	2,582,211
Series B, 5.5%, 8/15/2057	9,385,000	11,066,698
Oklahoma, State Turnpike Authority Revenue, Series E, 4.0%, 1/1/2031	6,375,000	7,350,949
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL	5,760,000	6,170,112
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, 5.25%, 11/15/2045	1,575,000	1,721,680
		28,891,650
Pennsylvania 3.7%
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	665,000	711,630
5.0%, 12/1/2054	1,825,000	1,928,003
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	2,100,000	2,499,756
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	1,115,000	1,323,338
Pennsylvania, Commonwealth Financing Authority Revenue, Series A, 5.0%, 6/1/2033	5,000,000	5,847,800
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2027	1,290,000	1,597,188
5.0%, 6/1/2028	1,290,000	1,627,761
5.0%, 6/1/2029	1,290,000	1,613,455
5.0%, 6/1/2030	855,000	1,061,200
5.0%, 6/1/2031	865,000	1,069,036
Pennsylvania, Geisinger Authority Health System Revenue, Series A, 5.0%, 2/15/2034	3,000,000	3,629,040
Pennsylvania, State General Obligation:
Series 2, 4.0%, 9/15/2032	10,000,000	11,453,600
Series D, 5.0%, 8/15/2032	5,000,000	5,856,800
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 132A, 3.5%, 4/1/2051	2,795,000	3,030,591
Pennsylvania, State Turnpike Commission Revenue:
Series A, 4.0%, 12/1/2050	10,500,000	11,781,000
Series B, 5.0%, 6/1/2033	12,000,000	14,275,320
Series A-1, 5.0%, 12/1/2040	15,000,000	17,277,900
Series B-1, 5.0%, 6/1/2042	6,950,000	8,142,272
Series A-1, 5.0%, 12/1/2042	5,000,000	6,060,150
Series A, 5.0%, 12/1/2044	20,335,000	24,739,764
Series B, 5.0%, 12/1/2045	4,165,000	5,200,003

Series A-1, 5.0%, 12/1/2047	3,335,000	4,014,139
Series B, 5.0%, 12/1/2050	4,335,000	5,378,911
		140,118,657
South Carolina 2.7%
Charleston County, SC, Airport District System Revenue, Series A, AMT, 5.75%, 7/1/2030	5,880,000	6,589,834
Lexington County, SC, Health Services District, Lexington Medical Center:
5.0%, 11/1/2041	2,500,000	2,865,500
5.0%, 11/1/2046	7,490,000	8,526,167
South Carolina, State Jobs-Economic Development Authority, Hospital Revenue, Conway Hospitals, Inc., 5.25%, 7/1/2047	4,715,000	5,373,025
South Carolina, State Public Service Authority Revenue:
Series A, 5.0%, 12/1/2033	4,400,000	5,266,800
Series A, 5.0%, 12/1/2036	4,780,000	5,684,806
Series C, 5.0%, 12/1/2046	6,850,000	7,737,486
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	35,555,000	40,852,339
South Carolina, State Transportation Infrastructure Bank Revenue, 5.0%, 10/1/2038	15,130,000	18,167,196
		101,063,153
South Dakota 1.1%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
5.0%, 7/1/2044	20,475,000	22,563,245
5.0%, 7/1/2046	16,140,000	19,038,421
		41,601,666
Tennessee 0.5%
Metropolitan Government of Nashville & Davidson County, TN, General Obligation, 4.0%, 7/1/2034	6,000,000	7,097,460
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B, AMT, 4.0%, 7/1/2049	4,000,000	4,446,120
Series B, AMT, 4.0%, 7/1/2054	6,000,000	6,644,160
Tennessee, Energy Acquisition Corp., Gas Revenue, Series A, 5.25%, 9/1/2021, GTY: Goldman Sachs Group, Inc.	2,000,000	2,048,940
		20,236,680
Texas 10.6%
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series E, 4.0%, 1/1/2050	8,985,000	10,183,419
Series A, 5.0%, 1/1/2040	4,730,000	5,377,395
Series E, 5.0%, 1/1/2045	1,500,000	1,831,260
Clifton, TX, Higher Education Finance Corp., Education Revenue, Series D, 6.125%, 8/15/2048	11,465,000	13,190,253
Houston, TX, Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Facilities Department:
5.0%, 9/1/2029	1,000,000	1,189,680
5.0%, 9/1/2030	1,000,000	1,179,300
5.0%, 9/1/2031	850,000	996,090
Houston, TX, Utility Systems Revenue, First Lien:
Series A, 5.0%, 11/15/2032	2,320,000	3,086,992
Series A, 5.0%, 11/15/2033	2,475,000	3,283,137
Series B, 5.0%, 11/15/2034	5,000,000	6,059,150
Lower Colorado River, TX, Transmission Contract Authority Revenue, LCRA Transmission Services Corp., Project:
5.0%, 5/15/2045	1,500,000	1,828,620
5.0%, 5/15/2050	2,500,000	3,034,425

North Texas, Tollway Authority Revenue, Series B, 5.0%, 1/1/2040	8,825,000	9,471,784
North Texas, Tollway Authority Revenue, Second Tier:
Series B, 5.0%, 1/1/2043	3,075,000	3,586,311
Series B, 5.0%, 1/1/2048	8,615,000	9,936,541
North Texas, Tollway Authority System Revenue, First Tier, Series A, 4.0%, 1/1/2044	13,315,000	15,010,932
San Antonio, TX, Electric & Gas Systems Revenue, 4.0%, 2/1/2032	7,000,000	8,073,660
Socorro, TX, Independent School District, 4.0%, 8/15/2045	3,920,000	4,612,076
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	25,000,000	29,932,500
Tarrant County, TX, Cultural Education Facilities Finance Corp., Buckner Retirement Services Revenue, 5.0%, 11/15/2046	4,410,000	5,078,997
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare:
Prerefunded, 5.0%, 8/15/2036	7,000,000	7,805,210
Prerefunded, 5.0%, 8/15/2043	9,900,000	11,038,797
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
First Tier, Series C, 4.0%, 10/1/2049	12,250,000	13,961,937
Series B, Prerefunded, 5.25%, 10/1/2051	20,000,000	22,576,200
Texas, Lower Colorado River Authority Revenue, Series A, Prerefunded, 5.0%, 5/15/2036	25,000	26,416
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	4,250,000	4,481,965
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053	4,605,000	4,064,511
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien Revenue, Infrastructure Group LLC, I-635 Managed Lanes Project:
Series A, 4.0%, 6/30/2038	1,145,000	1,309,262
Series A, 4.0%, 12/31/2038	1,145,000	1,307,121
Series A, 4.0%, 6/30/2039	875,000	999,198
Series A, 4.0%, 12/31/2039	1,010,000	1,149,117
Series A, 4.0%, 6/30/2040	815,000	925,873
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments LLC, AMT, 5.0%, 6/30/2058	13,500,000	16,044,615
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021, GTY: Goldman Sachs Group, Inc.	5,575,000	5,694,807
5.5%, 8/1/2025, GTY: Goldman Sachs Group, Inc.	2,750,000	3,283,473
Texas, State College Student Loan, AMT, 5.5%, 8/1/2028	5,620,000	7,028,260
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	15,190,000	17,837,617
Texas, State Transportation Commission, Turnpike Systems Revenue:
Series C, 5.0%, 8/15/2034	14,410,000	16,171,622
Series C, 5.0%, 8/15/2042	5,085,000	5,642,570
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund:
4.0%, 10/15/2030	8,500,000	10,016,740
Series B, 4.0%, 10/15/2033	20,000,000	24,072,400
Series A, 4.0%, 10/15/2036	5,000,000	5,862,600
Series B, 4.0%, 10/15/2036	23,580,000	28,138,957
Series B, 4.0%, 10/15/2037	7,000,000	8,328,810
Series A, 4.0%, 10/15/2049	4,685,000	5,424,480
Series A, 5.0%, 10/15/2043	6,000,000	7,384,680
Texas, State Water Development Board, State Water Implementation Fund, Series B, 5.0%, 4/15/2049	10,000,000	12,381,200
Texas, University of Texas Revenue, Series B, 5.0%, 8/15/2049	12,750,000	19,195,507
		399,096,467

Utah 0.8%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2032	5,000,000	6,082,650
Series A, AMT, 5.0%, 7/1/2043	3,850,000	4,546,657
Series A, AMT, 5.0%, 7/1/2047	13,435,000	15,559,208
Series A, AMT, 5.0%, 7/1/2048	2,310,000	2,709,977
		28,898,492
Virginia 2.8%
Hampton Roads, VA, Transportation Accountability Commission Revenue, Senior Lien, Series A, 4.0%, 7/1/2050	20,000,000	23,031,600
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project:
AMT, 5.0%, 12/31/2052	19,655,000	22,687,766
AMT, 5.0%, 12/31/2056	5,000,000	5,755,650
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century, Series A, 4.0%, 2/1/2031	15,145,000	17,082,954
Virginia, State College Building Authority, Educational Facilities Revenue, Public Higher Education:
Series A, 4.0%, 9/1/2030	5,590,000	6,525,487
Series A, 4.0%, 9/1/2031	4,710,000	5,378,726
Virginia, State Commonwealth Transportation Board Revenue, Series A, 5.0%, 5/15/2031	5,120,000	6,431,795
Virginia, State Public Building Authority, Public Facility Revenue:
Series A, 4.0%, 8/1/2039	5,000,000	5,908,800
Series B, AMT, 4.0%, 8/1/2039	9,700,000	11,463,072
		104,265,850
Washington 5.5%
King County, WA, School District No. 412 Shoreline:
4.0%, 12/1/2035	5,505,000	6,494,799
4.0%, 12/1/2037	15,000,000	17,585,550
5.0%, 12/1/2031	14,345,000	18,278,256
Port of Seattle, WA, Revenue Bonds:
Series A, AMT, 5.0%, 5/1/2029	8,280,000	9,982,782
Series A, AMT, 5.0%, 5/1/2030	6,200,000	7,407,326
Series A, AMT, 5.0%, 5/1/2031	9,200,000	10,951,128
Seattle, WA, Municipal Light & Power Revenue, Series A, 4.0%, 1/1/2038	6,875,000	7,901,850
Spokane County, WA, School District No. 81, Series B, 4.0%, 12/1/2030	18,800,000	22,132,488
Washington, Central Puget Sound Regional Transit Authority, Green Bond, Series S-1, 5.0%, 11/1/2046	9,000,000	13,146,210
Washington, Energy Northwest Electric Revenue, Series C, 5.0%, 7/1/2030	14,405,000	18,381,500
Washington, Port of Seattle Revenue, AMT, 5.0%, 4/1/2044	3,000,000	3,567,870
Washington, State Convention Center Public Facilities District:
5.0%, 7/1/2043	3,800,000	4,409,748
5.0%, 7/1/2048	11,125,000	12,825,122
5.0%, 7/1/2058	2,500,000	2,866,150
Washington, State General Obligation, Series C, 5.0%, 2/1/2031	16,000,000	20,127,200
Washington, State Health Care Facilities Authority, CommonSpirit Health Obligation, Series A-2, 5.0%, 8/1/2044	8,500,000	10,295,285
Washington, State Higher Education Facilities Authority, Seattle University Project, 4.0%, 5/1/2050	4,350,000	4,842,290
Washington, State Higher Educational Facilities Authority, Seattle University Project, 4.0%, 5/1/2038	4,690,000	5,148,588

Washington, State Housing Finance Commission, Non-profit Housing Revenue, Rockwood Retirement Communities Project, 144A, 5.0%, 1/1/2055	9,010,000	9,262,100
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 144A, 5.0%, 1/1/2051	2,000,000	2,067,920
		207,674,162
West Virginia 0.9%
West Virginia, Marshall University Revenue, Improvement & Refunding Bonds, Series A, 4.0%, 5/1/2050, INS: AGMC	9,150,000	10,320,743
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	20,120,000	23,351,473
		33,672,216
Wisconsin 0.6%
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022, INS: AMBAC	455,000	477,832
Series C, ETM, 6.25%, 1/1/2022, INS: AMBAC	795,000	834,893
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	1,235,000	1,243,781
144A, 5.75%, 5/1/2054	6,215,000	6,238,555
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	1,560,000	1,686,313
144A, 5.0%, 10/1/2053	12,415,000	13,338,055
		23,819,429
Guam 0.0%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	1,090,000	1,313,439
Puerto Rico 0.6%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	68,123,000	20,943,735
Series A-1, Zero Coupon, 7/1/2051	5,026,000	1,106,575
		22,050,310
Total Municipal Bonds and Notes (Cost $3,423,027,823)		3,700,632,825

Underlying Municipal Bonds of Inverse Floaters (d) 0.3%
New York
New York, NY, General Obligation, 5.0%, 4/1/2026 (e) (Cost $12,337,370)	10,000,000	12,062,100
Trust: New York, NY, General Obligation, Series 2020-XM0900, 144A, 18.20%, 4/1/2037, Leverage Factor at purchase date: 4 to 1
	Shares	Value ($)

Open-End Investment Companies 0.6%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.01% (f) (Cost $21,873,165)	21,868,252	21,870,439

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $3,457,238,358)	99.1	3,734,565,364
Floating Rate Notes (d)	(0.2)	(7,500,000)
Other Assets and Liabilities, Net	1.1	43,011,632
Net Assets	100.0	3,770,076,996

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of February 28, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(b)	Defaulted security or security for which income has been deemed uncollectible.
(c)	Variable or floating rate security. These securities are shown at their current rate as of February 28, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(d)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(e)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
(f)	Current yield; not a coupon rate.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$3,712,694,925	$—	$3,712,694,925
Open-End Investment Companies	21,870,439	—	—	21,870,439
Total	$21,870,439	$3,712,694,925	$—	$3,734,565,364
(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMMBF-PH3
R-080548-1 (1/23)